Financial Instruments (Derivative Instruments) (Details)	12 Months Ended
	Dec. 31, 2014 bbl	Dec. 31, 2013 bbl	Dec. 31, 2012 bbl
Sales [Member]
Notional quantities of derivative instruments	6,641,000	2,595,000	1,743,000
Purchases [Member]
Notional quantities of derivative instruments	6,477,000	2,575,000	1,636,000